Goodwill and Intangible Assets - Summary of Amortization Expense Expected to be Incurred Over Next Five Years on Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
2018		$ 8,083
2018	$ 8,066
2019	6,944	6,966
2020	6,941	6,962
2021	6,941	6,962
2022	$ 6,887	$ 6,909